Bank borrowings - General (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 30, 2025	Sep. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2026 USD ($)
Bank borrowings
Current bank borrowings					¥ 28,224	¥ 22,562	$ 4,092
Non-current bank borrowings					47,450	49,909	6,879
Bank loans
Bank borrowings
Current bank borrowings					28,224	22,562
Bank loans | Revolving Credit Facility
Bank borrowings
Repayment of outstanding balance | $	$ 3,170
Unutilized commitment of the facility | $							$ 2,600
Bank borrowings
Bank borrowings
Non-current bank borrowings					47,450	49,909
Collateral amount pledged					19,975	30,213
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings					24,324	22,562
Ancillary facility | Bank loans
Bank borrowings
Outstanding borrowing amount					3,900
Syndicated Loan [Member] | Bank loans
Bank borrowings
Repayment amount | $				$ 830
Syndicated Loan [Member] | Bank loans | Revolving Credit Facility
Bank borrowings
Current bank borrowings					3,900	0
Non-current bank borrowings					0	22,937
Syndicated Loan [Member] | Bank loans | Minimum
Bank borrowings
Non-current bank borrowings | $				3,170
Syndicated Loan [Member] | Bank loans | Maximum
Bank borrowings
Non-current bank borrowings | $				$ 4,000
Syndicated Loan [Member] | Bank loans | SOFR
Bank borrowings
Spread over variable rate		0.66%
Syndicated Loan [Member] | Bank loans | SOFR | Minimum
Bank borrowings
Spread over variable rate			0.66%
Syndicated Loan [Member] | Bank loans | SOFR | Maximum
Bank borrowings
Spread over variable rate			0.80%
Syndicated Loan [Member] | Bank loans | SOFR | September 30, 2030
Bank borrowings
Spread over variable rate		0.81%
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings					¥ 47,450	¥ 26,972
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year					2.50%	3.90%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year					1.50%	2.00%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates					0.60%	0.80%	0.60%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates					9.20%	4.80%	9.20%
USD6.5 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $			$ 6,500
USD6.5 billion revolving credit facility agreement | Bank facility | SOFR
Bank borrowings
Spread over variable rate			0.80%
USD 3.33 billion loan facility agreement | Bank loans | HIBOR | June 24, 2026 to September 30, 2028
Bank borrowings
Spread over variable rate			0.81%
USD 3.33 billion loan facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $			$ 3,330
USD 3.33 billion loan facility agreement | Bank facility | HIBOR
Bank borrowings
Spread over variable rate			0.66%